BORROWINGS - Borrowings by Currency (Details) - Interest on non-recourse borrowings
€ in Millions, ₨ in Millions, £ in Millions, S/ in Millions, R$ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 INR (₨)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2023 AUD ($)	Dec. 31, 2023 COP ($)	Dec. 31, 2023 PEN (S/)	Dec. 31, 2023 NZD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 INR (₨)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2022 AUD ($)	Dec. 31, 2022 COP ($)	Dec. 31, 2022 PEN (S/)	Dec. 31, 2022 NZD ($)	Dec. 31, 2022 EUR (€)
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	$ 40,904										$ 26,567
CAD
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	10,713										9,115
Borrowings, local currency		$ 14,195										$ 12,348
USD
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	16,365										8,198
Borrowings, local currency	16,365										8,198
INR
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	4,051										3,249
Borrowings, local currency | ₨			₨ 337,583										₨ 268,512
GBP
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	4,561										3,151
Borrowings, local currency | £				£ 3,583										£ 2,608
BRL
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	2,501										1,543
Borrowings, local currency | R$					R$ 12,106										R$ 8,049
AUD
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	611										525
Borrowings, local currency						$ 897										$ 771
COP
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	541										405
Borrowings, local currency							$ 2,088,803										$ 1,966,019
PEN
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	432										410
Borrowings, local currency | S/								S/ 1,601										S/ 1,561
NZD
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	42										80
Borrowings, local currency									$ 66										$ 126
Euro
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	$ 2,123										$ 60
Borrowings, local currency | €										€ 1,923										€ 56